REPORTING SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
REPORTING SEGMENT AND GEOGRAPHIC INFORMATION	REPORTING SEGMENT AND GEOGRAPHIC INFORMATION
The Company operates as a single operating segment, with its Chief Executive Officer acting as the Chief Operating Decision Maker (CODM). The CODM regularly reviews the financial information on a consolidated basis and evaluates the segment's performance based on its operating loss and net loss, as reported in the consolidated statements of comprehensive loss. This financial metric is used to assess overall business performance, support resource allocation decisions and annual budgeting process.

The CODM does not review segment-specific asset information when evaluating the Company's performance, and therefore, such details are not presented.

The following table presents financial information with respect to the Company’s single operating segment for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Revenues	$183	$1,608	$—
Cost of revenues	3,681	3,270	547
Gross loss	$(3,498)	$(1,662)	$(547)
Research and development employee labor costs (excluding share based compensation expenses)	21,821	24,068	26,437
Other research and development expenses	29,131	37,959	38,600
Research and development share based compensation expenses	4,205	8,397	13,188
Research and development non-recurring expenses (1)	(5,697)	12,238	—
Selling, general and administrative employee labor costs (excluding share based compensation expenses)	10,609	11,330	11,503
Other selling, general and administrative expenses	10,182	15,707	24,065
Selling, general and administrative share based compensation expenses	5,380	7,881	13,632
Selling, general and administrative non-recurring expenses (2)	—	650	—
Total operating expenses	75,631	118,230	127,425
Operating loss	$(79,129)	$(119,892)	$(127,972)
Income (loss) from warrants remeasurement	(22,750)	396	17,929
Financial income (expenses), net	(7,812)	3,928	4,371
Net loss before income tax	(109,691)	(115,568)	(105,672)
Taxes on income (tax benefit)	2,063	(1,360)	1,748
Net loss	$(111,754)	$(114,208)	$(107,420)

(1) Primarily includes R&D tax credit income in fiscal year 2024 and certain one-time expense to a vendor in fiscal year 2023.
(2) Primarily includes one-time professional fees expenses in fiscal year 2023.
NOTE 18. REPORTING SEGMENT AND GEOGRAPHIC INFORMATION (cont.)

Entity wide disclosures

The Company attributes revenues from external customers to individual countries based on the customer’s billing address.

Net sales attributed to countries that represent a significant portion of consolidated net sales are as follows:

	Year ended December 31,
	2024	2023	2022
France	$11	$1,398	$—
United States	172	210	—
Total	$183	$1,608	$—

Long-lived assets other than financial instruments attributed to countries that represent a significant portion of consolidated assets are as follows:

	December 31, 2024	December 31, 2023
Israel	14%	20%
United Kingdom	64%	62%
United States	22%	18%